Hedge accounting (Detail 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt issued measured at amortized cost
Fair value hedges of FX risk	$ 16,000	$ 15,000
Interest rate risk
Loans and advances to customers
Carrying amount of designated loans	59,152	56,309
of which: accumulated amount of fair value hedge adjustment	66	1,774
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting	1,064	(176)
Other financial assets measured at amortized cost - debt securities
Carrying amount of designated debt securities	18,347	9,125
of which: accumulated amount of fair value hedge adjustment	(377)	(348)
Financial assets measured at fair value through other comprehensive income
Carrying amount of designated debt securities	11,659	0
of which: accumulated amount of fair value changes related to hedge accounting	48	0
Payables from securities financing transaction measured at amortized cost
Carrying amount of designated repo transactions	1,001	0
of which: accumulated amount of fair value hedge adjustment	1	0
Customer deposits
Carrying amount of customer deposits	8,406	13,031
of which: accumulated amount of fair value hedge adjustment	6	(18)
Debt issued measured at amortized cost
Carrying amount of designated debt issued	141,938	151,481
of which: accumulated amount of fair value hedge adjustment	(1,781)	(3,061)
Foreign exchange risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	$ 62,650	$ 53,328